Other long-term debt	12 Months Ended
Dec. 31, 2016
Other long-term debt [Abstract]
Other long-term debt
12.	Other long-term debt

As of December 31, 2015 and 2016, other long-term debt consisted of the following:

	December 31,	December 31,
	2015	2016
	US$	US$
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	190,519,754	-
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	187,314,242
August 2019 Senior Notes due on August 30, 2019 at 8.125%	-	294,819,248
Corporate bonds due on December 28, 2020 at 7.5%	152,962,917	143,484,912
Corporate bonds due on January 27, 2021 at 7.47%	-	100,618,930
Corporate bonds due on March 14, 2021 at 7.09%	-	71,860,897
Corporate bonds due on August 15, 2019 at 7.50%	-	215,084,667
Collateralized loan due on April 3, 2016 at 11%(1)	38,453,246	-
Collateralized loan due on December 23, 2017 at 11%(1)	61,221,818	-
Collateralized loan due on July 9, 2017 at 9%(1)	54,484,415	-
Collateralized loan due on December 31, 2016 at 12.5%(1)	69,129,605	-
Collateralized loan due on June 30, 2017 at 12.5%(1)	3,079,956	-
Collateralized loan due on March 31, 2017 at 11%(1)	38,499,446	-
Collateralized loan due on November 20, 2016 at 12.5%(1)	46,199,335	-
Collateralized loan due on June 30, 2017 at 11.8%(1)	17,709,745	-
Collateralized loan due on July 15, 2017 at 11.8%(1)	14,583,590	-
Collateralized loan due on June 25, 2017 at 8.5%(2)	69,299,002	43,246,360
Collateralized loan due on September 17, 2017 at 9%(1)	10,779,844	-
Collateralized loan due on March 31, 2018 at 11%	-	21,623,180
Collateralized loan due on November 6, 2018 at 8.2%	-	23,064,725
Collateralized loan due on May 10, 2018 at 9.4%	-	26,668,589
Collateralized loan due on May 30, 2018 at 9.0%(3)	-	64,869,540
Collateralized loan due on June 19, 2018 at 9.5%	-	50,454,087
Collateralized loan due on July 31, 2021 at 8.0%	-	46,129,451
Collateralized loan due on August 2, 2021 at 8.0%	-	5,333,718
Collateralized loan due on November 23, 2024 at 6.9%	-	43,246,360
Non-controlling shareholder’s loan due on June 30, 2016 at 11.24%(4)	28,489,590	-
Non-controlling shareholder’s loan due on March 13, 2017 at 10.98%(5)	81,002,834	-
Non-controlling shareholder’s loan due on May 13, 2017 at 11%(6)	35,881,483	-
Non-controlling shareholder’s loan due on February 28, 2018 at 10.5%(7)	-	20,614,098
Non-controlling shareholder’s loan due on February 28, 2018 at 8.5%(7)	-	103,719,187
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR(8)	96,306,200	48,457,937
Kent EB-5 LLC loan due on January 23, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95%(9)	-	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95%(9)	-	500,000
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR(10)	-	26,636,117

Total principal of other long-term debt	1,258,602,780	1,597,246,245

Total	1,258,602,780	1,597,246,245
Less: current portion of other long-term debt	348,594,822	622,454,921

Total other long-term debt	910,007,958	974,791,324

The May 2018 Senior Secured Notes, the June 2019 Senior Secured Notes and the August 2019 Senior Secured Notes are senior secured pari passu obligations of the Company.

As of December 31, 2016, the contractual maturities of these debts are as follows:

Year	Amount
US$
2017	118,340,414
2018	311,013,406
2019	697,218,157
2020	193,484,912
2021 and thereafter	277,189,356
Less: current portion of other long term debt	622,454,921

Total: Other long-term debt	974,791,324

(1)	These loans were paid in full in 2016.

(2)
Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Shandong Renju. This other long term debt was partially paid down in 2016.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(4)
Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which was the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt was secured by the Group’s 95% equity interest in Jinan Wanzhuo and the Group’s land use rights. This other long-term debt was paid in full in 2016.

(5)
Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which was the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt was secured by the Group’s 80% equity interest in Zhengzhou Shengdao and the Group’s land use rights. This other long-term debt was paid in full in 2016.

(6)
Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which was the non-controlling shareholder of Henan Quansheng, this other debt was secured by the Group’s 90% equity interest in Henan Quansheng and the Group’s land use rights and Group’s real estate properties under development. This other long-term debt was paid in full in 2016.

(7)
Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$76,002,595 (December 31, 2015: nil).

(8)
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$48.5 million utilized, is denominated in US$ and is secured by restricted cash of US$24,610,419 (December 31, 2015: US$29,918,940).  This other long term debt was partially paid down in 2016.

(9)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(10)
Pursuant to the agreements with Bank of Ozarks ("Ozarks"), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.

As of December 31, 2016, except when otherwise indicated, the Group’s other long-term debt was all denominated in RMB and mainly secured by the Group’s real estate properties under development with net book value of US$91,648,575 (December 31, 2015: US$128,389,745), land use rights with net book value of US$250,459,922 (December 31, 2015: US$731,783,438), real estate properties held for lease with net book value of US$23,696,316 (December 31, 2015: US$36,550,198) and real estate properties held for sale with net book value of US$13,437,413 (December 31, 2015: nil).

May 2018 Senior Secured Notes

On May 3, 2013, the Company issued the May 2018 Senior Secured Notes with an aggregate principal amount of US$200,000,000 due May 3, 2018. Until redemption in October 2016, the May 2018 Senior Secured Notes bore interest at 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013.

The effective interest rate of the May 2018 Senior Secured Notes is 14.44%.

The May 2018 Senior Secured Notes were issued pursuant to the May 2018 Indenture, dated May 3, 2013, between, the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent. The Company’s obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes were guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and would have been guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the May 2018 Indenture. The Company’s obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes were secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. , Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company could redeem the May 2018 Senior Secured Notes, in whole or in part, at 106.6250% and 103.3125% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on May 3, 2016 and May 3, 2017, respectively.

At any time prior to May 3, 2016, the Company could redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” meant with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to May 3, 2016, the Company could redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% of the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes remained outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815, Derivatives and Hedging. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes.

The May 2018 Indenture, as amended, contained certain covenants that, among others, restricted the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the May 2018 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the May 2018 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s common shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the May 2018 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016). For a further discussion of the amendments to the May 2018 Indenture, see Note 2 (ad) above.

On October 18, 2016, the Company redeemed the May 2018 Senior Secured Notes for a total redemption amount of $206,237,340 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$183,000,000, US$11,113,590 and US$12,123,750 (equal to the 6.625% of the outstanding principal amount), respectively. The Company funded the redemption using the proceeds from the issuance of its August 2019 Senior Secured Notes.

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to the June 2019 Indenture, dated December 6, 2013, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture, as amended, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016). The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. For a further discussion of the amendments to the June 2019 Indenture, see Note 2 (ad) above.

August 2019 Senior Secured Notes

On August 30, 2016, the Company issued an aggregate principal amount of US$300,000,000 of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes bear interest at 8.125% per annum payable semi-annually. Interest will be payable on February 28 and August 30 of each year, commencing February 28, 2017.

The effective interest rate of August 2019 Senior Secured Notes is 9.06%.

The August 2019 Senior Secured Notes were issued pursuant to an indenture, dated August 30, 2016, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “August 2019 Indenture”). The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the August 2019 Indenture. The Company’s obligations under the August 2019 Indenture and the August 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Ltd..

At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.

At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Secured Senior Notes.

The August 2019 Indenture, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the August 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the August 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the August 2019 Indenture) of 2.50 to 1.0.

Convertible Note

On September 19, 2013, the Company issued and sold a senior secured Convertible Note in the aggregate principal amount of US$75,761,009 at par. Until redemption in November 2014, the Convertible Note bore interest at 5.00% per annum payable semi-annually. Interest was payable on March 19 and September 19 of each year, commencing March 19, 2014. The final maturity date of the Convertible Note was September 19, 2018.

The Convertible Note was convertible at the option of the holder at any time in integral multiples of $100,000 to 25,253,670 ordinary shares (12,626,835 ADS) at an initial conversion price of $3.00 per Common Share ($6.00 per ADS). The initial conversion price was subject to adjustments for share splits, reverse splits, share dividends and distributions, certain issuances (or deemed issuances) of Common Shares for consideration less than the conversion price then in effect, and certain Extraordinary Cash Dividends (as defined in the Convertible Note).

The Company’s obligations under the Convertible Note were guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Limited, South Glory International Limited, Elite Quest Holdings Limited and Xinyuan International (HK) Property Investment Co., Limited (each, a “CN Subsidiary Guarantor” and collectively, the “CN Subsidiary Guarantors”) and was to be guaranteed by such other future subsidiaries of the Company as was set forth in and in accordance with the terms of the Convertible Note. The Company’s obligations under the Convertible Note were secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor were secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The CN Subsidiary Guarantors are the same “Subsidiary Guarantors” of the Company’s May 2018 Senior Secured Notes and June 2019 Senior Secured Notes (collectively, the “Senior Secured Notes”), and the shares of the subsidiaries pledged to secure the obligations of the Company and of Xinyuan Real Estate, Ltd. as a CN Subsidiary Guarantor have also been pledged as collateral with respect to the Company’s Senior Secured Notes. In connection with the issuance of the Convertible Note, the Company entered into an Intercreditor Agreement with Citicorp International Limited, as trustee under the indenture for the Senior Secured Notes, the purchaser of the Convertible Note and Xinyuan Real Estate, Ltd., pursuant to which Citicorp International Limited acted as Shared Security Agent for the holders of the Senior Secured Notes and the Convertible Note.

The Convertible Note was not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders could require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date.

Following a Change of Control or a Fundamental Transaction, the Company was required to make an offer to purchase all outstanding Convertible Note at a purchase price equal to 150% of the principal amount thereof plus accrued and unpaid interest to the payment date. A “Change of Control” was defined in the Convertible Note to include certain mergers, consolidations or asset sales with persons who are not or are not controlled by Permitted Holders, certain share acquisitions by persons or groups other than Permitted Holders, a majority of the Company’s directors ceasing to be persons who are not, or who were not approved by, the current directors, and the adoption of a plan relating to the liquidation or dissolution of the Company. “Permitted Holders” were Mr. Zhang Yong, Chairman of the Company, Ms. Yang Yuyan, and entities in which one or both of them owns 90% of the capital stock. A “Fundamental Transaction” was defined in the Convertible Note to include a consolidation or merger of the Company with or into, or a sale, lease, license or other transfer or of the Company’ assets to, another person, a business combination in which another person acquires more than 50% of the Company’s voting stock, and a reorganization or recapitalization of the Company or reclassification of the Common Shares.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Convertible Note under the requirements of ASC 815. The Company evaluated and determined that the embedded conversion option, redemption options and anti-dilution feature do not require bifurcation from the Convertible Note under the requirements of ASC 815-10 because they are clearly and closely related to the debt host instrument. Beneficial conversion features (“BCF”) exist when the conversion price of the Convertible Note is lower than the fair value of the ordinary share at the commitment date. Since the Convertible Note was convertible from inception but contain conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature was measured at the commitment date but not recognized until the contingency is resolved. No BCF was recognized because the conversion price is greater than the fair value of the Company’s ordinary shares at the commitment date.

The Convertible Note contained certain covenants that, among others, restricted the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the Convertible Note) and, in certain cases, all of its subsidiaries, to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase of redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the Convertible Note or other assets, to make certain other payments or to engage in transactions with affiliates, subject to certain qualifications and exceptions and satisfaction, in certain circumstances, of specified conditions, such as a Consolidated Fixed Charge Coverage Ratio (as defined in the Convertible Note) of 3.0 to 1.0 (which was also to be maintained as of the end of each fiscal quarter of the Company while the Convertible Note is outstanding).

On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to US$9,848,931, equal to  13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances.

Onshore Corporate Bonds

On December 28, 2015, Xinyuan (China) Real Estate, Ltd. issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB1 billion (US$154 million) due on December 28, 2020 (the “First Tranche Bonds”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2016.

On January 27, 2016, Xinyuan (China) Real Estate, Ltd. issued the second tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.7 billion (US$107 million) due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2017.

On March 14, 2016, Xinyuan (China) Real Estate, Ltd. issued the third tranche of the onshore corporate bonds with an aggregate principal amount of RMB0.5 billion (US$77 million) due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2017.

Given that above three tranches of onshore corporate bonds is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these three tranches of onshore corporate bonds under the requirements of ASC 815 “Derivatives and Hedging”. These three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan (China) Real Estate Ltd may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate.

On August 15, 2016, Xinyuan (China) Real Estate, Ltd. issued a new tranche of onshore corporate bonds with an aggregate principal amount of RMB1.5 billion (US$216 million) due on August 15, 2019 (the “New Tranche”) at a coupon rate of 7.5% per annum payable annually. Interest is payable on August 15 of each year, commencing August 15, 2017. Given that the New Tranche is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the New Tranche under the requirements of ASC 815, Derivatives and Hedging. The New Tranche was issued at par. Upon the first anniversary of the issuance of the New Tranche, Xinyuan (China) Real Estate Ltd may adjust the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to adjust the interest rate. Therefore, the entire amount of the New Tranche has been classified as current liabilities as of December 31, 2016.